Warrant Liabilities (Details 1) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Warrant Liabilities [Abstract]
Stock price	4.87	4.14
Dividend yield
Risk-free rate	2.11%	1.89%
Expected term (in years)	1 year 29 days	1 year 6 months 29 days
Expected volatility	11.86%	22.30%